Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Goodwill
Cost	5,516	6,091
Accumulated impairment	(5,516)	(6,091)
	-	-
Patents and licences
Cost	22,863	25,151
Accumulated amortisation and impairment	(3,649)	(3,489)
	19,214	21,662
Brands
Cost	12,253	12,032
Accumulated amortisation and impairment	(8,810)	(5,401)
	3,443	6,631
Software and Website
Cost	15,749	15,548
Accumulated amortisation and impairment	(15,557)	(15,548)
	192	-
Total Intangible assets	22,849	28,293

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets
(a)	Movements in carrying amounts of intangible assets

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software and Website NZ$000’s	Total NZ$000’s
Year ended 31 January 2021
Balance at the beginning of the year	-	21,662	6,631	-	28,293
Additions	-	-	-	211	211
Amortisation	-	(442)	-	(16)	(458)
Impairment (note 7)	-	-	(3,333)	-	(3,333)
Foreign exchange movements	-	(2,006)	145	(3)	(1,864)
Closing value at 31 January 2021	-	19,214	3,443	192	22,849

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software and Website NZ$000’s	Total NZ$000’s

Year ended 31 January 2020
Balance at the beginning of the year	2,320	25,075	10,205	263	37,863
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation	-	(589)	-	-	(589)
Impairment (note 7)	(2,480)	(2,037)	(3,694)	(202)	(8,413)
Reclassification	-	-	-	(50)	(50)
Foreign exchange movements	160	1,523	120	(11)	1,792
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the prior year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.

Disclosure of Information for Cash-generating Units

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of the cash-generating unit (CGU)	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s
United States	-	2,480
Impairment of goodwill	-	2,480

Disclosure of Impairment of Intangible Assets
	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s

FOH licence	-	1,914
Naked patents & licence	-	123
Impairment of patents & licences	-	2,037

Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable.

	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s

Pleasure State	2,002	125
Davenport and Lovable	1,331	1,439
Naked	-	2,130
Impairment of indefinite-lived brand intangibles	3,333	3,694